FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 12, 2021	Dec. 31, 2020	Apr. 23, 2018
Assets:
Available-for-sale debt securities	$ 0	$ 9,680		$ 9,431
Equity securities	7,283	11,530		$ 19,374
Equity Securities pledged to creditors	0	10,238
Financial instruments at fair value, current portion	1,936	0
Interest rate/ currency swap contracts – long-term receivables	$ 26,716	3,184
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%		7.25%
Senior Unsecured Convertible Bonds due 2023
Liabilities:
Interest rate (in percentage)	4.875%				4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities		5,100
Fair Value, Recurring | Fair value
Assets:
Available-for-sale debt securities	$ 0	9,680
Equity securities	7,283	1,292
Equity Securities pledged to creditors	0	10,238
Financial instruments at fair value, current portion	1,936	0
Interest rate/ currency swap contracts – long-term receivables	26,716	3,184
Total assets	35,935	24,394
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,734	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,133
Interest rate/ currency swap contracts – short-term payables	16,861	738
Interest rate/ currency swap contracts – long-term payables	14,357	17,209
Total liabilities	515,120	529,033
Fair Value, Recurring | Fair value | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	137,211	138,727
Fair Value, Recurring | Fair value | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
7.25% unsecured sustainability linked bonds due 2026	144,188	153,563
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities		4,619
Equity securities	7,283	1,292
Equity Securities pledged to creditors		10,238
Total assets	7,283	16,149
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,734	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,133
Total liabilities	483,902	511,086
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	137,211	138,727
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
7.25% unsecured sustainability linked bonds due 2026	144,188	153,563
Fair Value, Recurring | Fair value | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities		5,061
Financial instruments at fair value, current portion	1,936
Interest rate/ currency swap contracts – long-term receivables	26,716	3,184
Total assets	28,652	8,245
Liabilities:
Interest rate/ currency swap contracts – short-term payables	16,861	738
Interest rate/ currency swap contracts – long-term payables	14,357	17,209
Total liabilities	31,218	17,947
Fair Value, Recurring | Fair value | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities
Total assets	0	0
Liabilities:
Total liabilities	$ 0	$ 0